Financial Instruments - Schedule of Percentage of Face Value of the Indebtedness (Details)	Sep. 30, 2026	Dec. 31, 2025
Term Loan B – U.S. Facility [Member]
Schedule of Percentage of Face Value of the Indebtedness [Line Items]
Term Loan	83.45%	79.21%
2027 Senior Unsecured Notes [Member]
Schedule of Percentage of Face Value of the Indebtedness [Line Items]
Term Loan	61.22%	46.84%
2027 Senior Secured Notes [Member]
Schedule of Percentage of Face Value of the Indebtedness [Line Items]
Term Loan	81.25%	77.41%
2026 Senior Secured Notes [Member]
Schedule of Percentage of Face Value of the Indebtedness [Line Items]
Term Loan	83.47%	80.16%
2030 Senior Secured Term Loan [Member]
Schedule of Percentage of Face Value of the Indebtedness [Line Items]
Term Loan	98.84%
Telesat Lightspeed Financing [Member]
Schedule of Percentage of Face Value of the Indebtedness [Line Items]
Term Loan	88.70%	84.92%